Acquisitions - Additional Information (Detail) (Shanghai Riye Chain Co., Ltd., CNY) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended	1 Months Ended
	Mar. 31, 2011 Store	Dec. 31, 2010 Store	Mar. 31, 2012 Business Acquisition
Business Acquisition [Line Items]
Deposits related to proposed acquisition		2,000
Number of remaining stores to be acquired		2
Number of stores in acquisition completed	1
Deposit recovery for not executed store acquisition			1,000
Total aggregate purchase price	1,000
Goodwill	730